UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end: October 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Stanley, Incorp.	8/7/2009	854 532 108	SXE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approval of 2006 omnibus incentive comp plan
3. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Monro Muffler Brake	8/11/2009	610 236 101	MNRO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind public accountants
3. reapprove the mgmnt incentive comp plan

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Cooper Industries	8/31/2009	G241 821 00	CBE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approval of the reduction of the share premium.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Viasat, Inc.	10/1/2009	925 52V100	VSAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Pricewaterhousecoopers
3. Approval of amendment empl stk pur. Plan

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Corinthian College	11/17/2009	218 868 107	COCO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2.Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
CACI Internatinal	11/18/2009	127190304	CACI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
Approve:
amendment of 2002 Employee stock PP
amendment of 2006 stock incentive plan
pro to adjoun the meting
Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Autozone, Inc.	12/16/2009	053 32 102	AZO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approval of 200 Exe. Incentive comp plan
3. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Aceto Corporation	12/10/2009	004 446 100	ACET

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat appt. of BDO Seidman

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Cantel Medical Corp	12/17/2009	138 098 108	CMN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Apprvl of amend. To co. 2006 equity incentive
3. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Zep Incorporated	1/7/2010	989 44B 108	ZEP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Vote to appove omnibus incentive plan
3. Rat. Appt of ind reg pub a/c firm

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Family Dollar Stores	1/21/2010	307 000 109	FDO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Pricewaterhousecoopers.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
New Jersey Res.	1/27/2010	646 025 106	NJR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Laclede Group	1/28/2010	505 597 104	LG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Sanmina - SCI Corp	2/8/2010	800 907 206	SANM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat KPMG
3. Prop to approve stock issuance under
the 2009 incentive plan

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Omnova Solutions	3/17/2010	682 129 101	OMN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Erst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Cooper Companies	3/17/2010	216 648 402	COO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
3. A stkholder prop.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Telnt Git. S.A.	3/16/2010	E902 15 109	TLVT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval of amendment article 24	Issuer
2. re-election of directors
3. Auth. BOD increase the share capital
4. Delegation of BOD for a period of three years
5. Delegation of BOD in accordanc of art 319
6. Grant of power BOD to act accordingly re all
documents memoralizing the agreement of the
shareholders.
7. Approval of the minutes
8. In their discretion, the proxies are authorized
to vote upon such other business as properly may come
before the meeting.

Hennssy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
NewMarket Corpor.	4/22/2010	651 587 107	NEU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PricewaterhouseCoopers
3.Such other business as may properly come
before themeeting or any adjournment thereof.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
GenCorp Incorp.	3/24/2010	368 682 100	GY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Amend articles to:
restrict ransfers of the co. common stk
Gencorp 2009 equity andperf incent. Pla.
3. Rat PricewaterhouseCoopers
4. Consider and act on such other business.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
American Axle & Man.	4/29/2010	024 061 103	AXL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat appt. of Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
XL Capital Ltd.	4/30/2010	G98255 105	XL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PricewaterhouseCoopers

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Advanced Micro Dev.	4/29/2010	007 903 107	AMD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. Approval of the 2004 Equity Inc. plan.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Cigna Corporation	4/28/2010	125 509 109	CI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PricewaterhouseCoopers
3. Apprvl of l/t incentive plan
4. Apprvl of directors equity plan.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Unisys Corporation	4/29/2010	909 214 306	UIS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Apprvl declassify the BOD and provide for	Issuer
the annual election fo all directors by 2011
2. Apprvl to increase the mandator retirement
age for directors to 72
3. Apprvl to decrease of min./max. # of Directors
that may compromise the board.
4. Directors
5. Rat KPMG
. Apprvl of l/t incentive and equity comp plan

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Knology, Incorp.	5/5/2010	499 183 804	KNOL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat BDO Seidman

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Bucyrus Internl.	4/22/2010	118 759 109	BUCY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Trouche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Huntsman Corp.	5/6/2010	447 011 107	HUN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
Rat. Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Global Cash Access	4/29/2010	378 967 103	GCA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Murphy Oil Corp.	5/12/2010	626 717 102	MUR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve KPMG

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Ford Motor Co.	5/13/2010	345 370 860	F

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat. Ind reg pub a/cs
3. Apprvl of tax benefit preservation plan
Shareholder prop:
relating to disclosing any prior govt affiliation of directors, officer, and consultants re to consideration of recapitalization plan to provide tat a of co outstaning stk ahv one vote per share re to the issuing of reportdisclosing policies and procedures re to political contributions re providing shareholders the opp to cast an adv vote to rat the ocmp of th named exe re to the co not funding any energy savings projects that are solely concerned with co2 reduction.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Brunswick Corp.	5/5/2010	117 043 109	BC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Patriot Coal Corp	5/13/2010	703 36T 104	PCX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind reg pub a/c firm
3. Apprvl of an increase number of shs common for issuance
4. Apprvl of an increase in number of shs common stk
reserved for issuance, l/t equity incentive plan.
5. Apprvl of an increase of number of shs of commont stk
employee stk purchse plan.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
SXC Health Sol.	5/12/2010	785 05P 100	SXCI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Apprvl of incentive plan
3. Appt. of auditors.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Cott Corporation	5/4/2010	221 63N 106	COT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PricewaterHousecoopers
3. passa resol. Approv 2010 equity incentive plan

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Acegy S. A.	5/28/2010	004 43E 104	ACGY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. consider report of Deloitte	Issuer
2. Approve the unconsolidated balance sheet and statement of profit/Loss fiscal year 2009.
3.Approve the consolidated balance sheet and statement of operations fiscal 2009
4. To purchase common stock
5. Directors
6. Rat Deloitte
7 Approve determination of dividends

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Advanced Micro Dev.	4/29/2010	007 903 107	AMD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. Approval of amendment of the 2004 equ incentive plan.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Lumber Liquidatiors	5/7/2010	550 03T 107	LL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Advance America Cash	5/20/2010	007 39W 107	AEA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PcewaterhouseCooopers

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kapstone Paper	5/27/2010	485 62P 103	KS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. 2009 employee stokc purchase plan
3. Amendmend to the 2006 incentive plan
4. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Advanced Micro Devices	4/29/2010	007 903 107	AMD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. Approval of amendment of 2004 Equity incentive plan.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Massey Energy	5/18/2010	576 206 106	MEE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholders
2. Rat Ernst & Young
Shareholder Props:
re a water management report
re greenhouse gas emissions reduction
re majority voting
re declassification of the BOD

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
GSI Commerce, Inc.	5/28/2010	362 38G 102	GSIC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve the GSI 2010 equity incentive plan
3. Approve increase the authorized shs of common stk from 90M to 180M and maintain 5MM of pref stock
4. Rat Deloitte & Touched

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Providence Service	5/20/2010	743 815 102	PRSC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Amend the corp. l/t incentive plan to increase of
shares
3. Rat KPMG

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
M & F Worldwide	5/18/2010	552 254 104	MFW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kapston Paper/Pack.	5/27/2010	485 62P 103	KS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. 2009 Employee stock purchase plan
3. Amendment to the 2006 incentive plan
4. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Revlon, Incorp.	6/3/2010	761 525 609	REV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Prop to approve the exe. Incentive comp. plan
3. Rat KPMG

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Jo-Ann Stores, Inc.	6/10/2010	477 58P 307	JAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. Amend 2008 incentive comp plan to inc shs
4. Amend code of regulations
5. Transact any toher business properly brought
before the meeting.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Telvent Git, S.A.	5/24/2010	E90215109	TLVT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve the convertibility of notes that are	Issuer
exchangeable.
2. Examination and approval of the annual accounts
and the management report of the co.
3. Examination and approval of the proposed distrution of net income for fincl year 2009
4. Examination and approval of the management of the BOD for 2009
5. Examination and approval of the BOD comp for 2009
6. Re-election fo the auditor
7. Authorize the BOD to interpret, amend, complement, execute registriation, substitution of powers and adaptation of the agreements to be adopted by the shareholders at this meeting.
8. Approval of the minutes of this meeting as mabe requ by law.
9. In their discretion, the proxes are authorized to vote upon such other business as properly may come before the meeting.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Encore Capital Group	6/16/2010	292 554 102	ECPG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat BDO Seidman

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Nu Skin Enterprises	5/26/2010	670 18T 105	NUS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve the 2010 omnibus incentive plan
3. Rat PricewaterhouseCoopers

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Virgin Media Inc.	6/9/2010	927 69L 101	VMED

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. To approve 2010 stk incentive plan.

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Big 5 Sporting Goods	6/9/2010	089 15P 101	BGFV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kirkland's Incorp.	6/7/2010	497 498 105	KRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Cardtronics, Inc.	6/15/2010	141 61H 108	CAM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approval of 2007 stk incentive plan
3. Rat KPMG

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Carmax, Inc.	6/28/2010	141 61H 108	KMX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat KPMG

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kirkland's Incorp.	6/7/2010	497 498 105	KRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Ulta Salon, Cosmetics	6/16/2010	903 84S 303	ULTA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat Ernst & Young

Hennessy Cornerstone Growth
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
HHGregg, Inc.	8/3/2010	428 33L 108	HGG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat BOD 2007 Equity Incentive plan
3. Rat KPMG

Hennessy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Lancaster Colony		11/16/2009	513 847 103	LANC

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Broadridge Fincl.		11/18/2009	111 33T 103	BR

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Deloitte & Touche
3. Apprvl of co. 2007 omnibus award plan

Hennessy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Scotts Miracle-Gro		1/21/2010	810 186 106	SMG

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Rock-Tenn Comp.		1/29/2010	772 739 207	RKT

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Ernst & Young

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Tetra Tech Incorp.		2/25/2010	881 62G 103	TTEK

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Priceaterhousecoopers

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
NewMarket Corpor.		4/22/2010	651 587 107	NEU

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat PricewaterhouseCoopers
3.Such other business as may properly come
before themeeting or any adjournment thereof.

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Tractor Supply Co.		4/29/2001	892 356 106	TSCO

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Ernst & Young

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Ball Corporation		4/28/2010	058 498 06	BLL

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Pricewaterhousecoopers
3. Prop to app the 2010 stk andcash inc. plan
4. Prop to each annual meeting adopt a nonbinding adv resol.

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
O'Reilly Automotive		5/4/2010	686 091 109	ORLY

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat Ernst & Young
3. Transact such other business

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Linn Energy, LLC		4/27/2010	536 020 100	LINE

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat KPMG

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Watson Pharmac.		5/7/2010	942 683 103	WPI

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat PricewaterhouseCoopers

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Tupperware Brands		5/12/2010	899 896 104	TUP

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat ind reg pub a/c firm
3. Advisory vote re the co exe comp program

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
KBR, Incorporated		5/20/2010	482 42W 106	KBR

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer/shareholder
2. Rat KPMG
shareholder prop:
review policies related to human rights
equal employment opp policty

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Ross Stores, Inc.		5/19/2010	778 296 103	ROST

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer
2. Rat. Deloitte & Touche

Hennssy Focus 30
Period:		7/1/09 to 6/30/10

Company Name		Meeting Date	Cusip	Ticker
Mylan Incorp.		5/14/2010	628 530 07	MYL

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	Issuer/shareholder
2. Rat Deloitte & Touche
Shareholder prop:
advisory vote on executive comp
retention of executive equity of comp

Hennessy Focus 30
	Period:	7/1/09 to 6/30/10

	Company Name	Meeting Date		Cusip
	World Fuel Services	5/25/2010		981 475 106

	Vote:	MRV: n/a		Proposal:
	Director's recommendations			1. Directors
2. Rat PricewaterhouseCoopers

Hennessy Focus 30
	Period:	7/1/09 to 6/30/10

	Company Name	Meeting Date		Cusip
	Emergency Medical Serv.	5/18/2010		291 00P 102

	Vote:	MRV: n/a		Proposal:
	Director's recommendations			1. Directors
2. Apprvl of l/t incentive plan
3. Rat. Ernst & Young

Hennessy Focus 30
	Period:	7/1/09 to 6/30/10

	Company Name	Meeting Date		Cusip
	The Gymboree Corp.	6/8/2010		403 777 105

	Vote:	MRV: n/a		Proposal:
	Director's recommendations			1. Directors
2. Amend 2004 equity incentive plan
3. Adv. Vote on the appt of Deloitte & Touche

Hennessy Focus 30
	Period:	7/1/09 to 6/30/10

	Company Name	Meeting Date		Cusip
	Virgin Media Inc.	6/9/2010		927 69L 101

	Vote:	MRV: n/a		Proposal:
	Director's recommendations			1. Directors
2. Rat Ernst & Young
3. To approve 2010 stk incentive plan.

Hennessy Focus 30
	Period:	7/1/09 to 6/30/10

	Company Name	Meeting Date		Cusip
	Aeropostale, Inc.	6/17/2010		007 865 108

	Vote:	MRV: n/a		Proposal:
	Director's recommendations			1. Directors
2. Rat Deloitte & Touche

Hennessy Focus 30
	Period:	7/1/09 to 6/30/10

	Company Name	Meeting Date		Cusip
	Dollar Tree, Incorp.	6/17/2010		256 746 108

	Vote:	MRV: n/a		Proposal:
	Director's recommendations			1. Directors
2. Prop: to eliminate classified BOD
3. To increase authorized shs of common stk.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	8/7/2009	589331107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve the agreement and	Issuer
plan of merger with Schering Plough.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Deutsche Telekom	11/9/2009	251 566 105	DT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Resol the spin-off and take over agreeement	Issuer

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Sasol Limited	11/27/2009	803 866 300	SSL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/sharehold
2. Re appoint KPMG
Shareholder:
to authorise directors to approve a genel repurchase
of the ordinary shares
to approve the revised emoluments payable

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Vimpel-Communitcations	12/17/2009	683 70R 109	VIP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Allocation of profits and losses	Issuer

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Nokia Corporation	5/6/2010	654 902 204	NOK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Adoption of annual a/cs
3. Resol. On the use of profit
4. Resol. On the remuneration of BOD
5. Resol. On the numbers of BOD
6. Resol. On the remuneration of auditor
7. Election of auditor
8. Reol of the artis of association
9. Resol. Of authorization of the BOD on the rites
and issuance of shares.
10. Resol. Of authorization to the BOD to resovle
the issuance of shares.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
PPG Industries	4/15/2010	693 506 107	PPG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Endorsement of Deloitte & Touche
3. Shareholder Prop:
requesting a report about our community
environmental accountability

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
BP P. L. C.	4/15/2010	055 622 104	BP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Receive directors annual report and a/cs	Issuer
2 To approve the directors remuneration report
3-16. Directors
17. Reappoint Ernst & Young
18.Special resol.: to adopt new articles of assoc.
19. Specail resol.:to give limited authority for the purchase of its own shares by the company
20. To give limited authority to allot shares up to
a specified amount.
21. Special resol: to give authority to allot a limited
number of shares for cash free of pre-emption rites.
22. Special resol: to authorize the calling of general meetings by notice of at least 14 clear days.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kimberly-Clark	4/29/2010	494 368 103	KMB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat auditors
3. Stkholder: re special shareholder meetings

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
BB&T Corporation	4/27/2001	054 937 107	BBT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Approve amendment articles of inc to inc shs.
3. Rat PricewaterhouseCoopers
Sharehoder:
4. re reportw/respect to political contributions
5. re an amendment to the corp. bylaws to require
an ind chair of the BOD
6. requesting a report on overdraft policies

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Boeing Co.	4/26/2010	015 140 100	BA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche
Shareholder prop:
3. ethical criteria for military contracts
4. Advisory vote on named executive
officer comp.
5. Chge ownership threshold to call
special meetings
6. Independent chairman.
7. Report on political contributions.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
E. I. Du Pont	4/28/2010	P92 047 101	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat ind. Reg. pub a/c firm
Shareholders:
say on executive pay
on amendment to human rights policy

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Marathon Oil	4/28/2010	565 849 106	MRO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat PricewaterhouseCoopers
Shareholder prop:
amend by-laws to loer the threshold for stkhodrs to call special meeting.
to adopt a policy for rat. And approval of exe. Comp policies/practices.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Lockheed Martin	4/22/2010	539 830 109	LMT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Ernst & Young
3. Stkhlder prop:
report on space-based weapons program

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Glaxosmithkline	5/6/2010	377 33W 105	GSK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. re appt auditors
3. remuneration of auditors
4. Authorize the co to make donations to pol. Org.
5. Authority to allot shares
6. Disapplication of pre-emption rights
7. Auth. For co. to purchase its own shares
8. Exemption of statement of sr. statutory auditors name
9. Reduced notice of general meeting
10. Adopt new Articles of Association

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Amer. Tel & Tel	4/30/2010	002 06R 102	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat ind auditors
Stkholdr prop:
Cumulative voting
Pension credit policy
Advisory vote on comp
Special stkholdr meetings

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Eaton Corportions	4/28/2010	278 058 102	ETN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Ernst & Young

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
United Parcel Serv.	5/6/2010	911 312 106	UPS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche
3. May provide for maj voting in uncontested director elections

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Wells Fargo	4/27/2010	949 746 101	WFC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve a non-binding adv. Resolution re comp
3. Approve increase of co. authorized shs of stock
4. Rat KPMG
Shareholder prop:
re an advi vote on exe./director comp
re a policy to require an ind. Chairman
re a report on charitale contributions
re a report on political contributions

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Hershey Co.	5/4/2010	427 866 108	HSY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat KPMG

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Verizon Communications	5/6/2010	015 140 100	SPG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Ernst & Young
3. Adv. Vote re to exe comp
Shareholder prop:
prohibit granting stk options
Gender identity non-discrimination policy
Perf stk unit perf threshold
right to call a special meeting
adopt and disclose succession planning policy
approval ofbenefits paid after death
exe. Stk retention requirements

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Meadwetvaco Corp	4/26/2010	583 334 107	MWV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat PricewaterhouseCoopers
3. Stkhldr prop:
re special shareholder meetings

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporated	4/22/2010	717 081 103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Prop rat. KPMG
3. Advisory vote on exe comp
4. Approval of by-law amendment to
reduce percentage of shs req for shareholders
to call special meetings.
Shareholder prop:
re stock options

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Pitney Bowes	5/10/2010	724 479 100	PBI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/proposal
2. Rat ind a/cs for 2010
3. Restated cert of inc.and by-laws
4. Consideraion of stkholder prop

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Nucor Corp.	5/13/2010	670 346 105	NUE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat PricewaterhouseCoopers
3. Approve amendments to cert of inc.
4. Approve stk otion and award plan
Shareholder prop:
re majority vote
report on political spending

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods, Inc.	5/18/2010	500 75N 104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat PricewaterhouseCoopers
Shareholder prop:
re shareholder action by written consent

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Waste Management	5/11/2010	941 06L 109	WM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Ernst & Young
3. Prop. Cert of incorp. To eliminate that supermajority
stkhlder voting provisions
4. Prop. Re to disclosure of political contributions
5. the right of stockholders to call specail stockholder meetings

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Bristo-Myers	5/4/2010	110 122 108	BMY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat ind. Reg pub a/c firm
3. Apprvl of amendment to cert of inc.-special stockholer meetings
4. Apprvl of supermajority voting provision - common stock
5. Apprvl of supermajority voting provision - preferred stock
Shareholder prop:
executive comp disclosure
shareholder action by written consent
report on animal use.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
BCE Incorpate	5/6/2010	055 34B 760	BCE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche
3. That the shareholders accept the approache to exe comp
disclosed in the proxy.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Reynolds American	5/7/2010	761 713 106	RAI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
Shareholder prop:
elimination of classified board
retention of equity comp
on communicating truth
on human rights protocols for the co and its suppliers

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Philip Morris Intl	5/12/2010	718 172 109	PM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat ind auditors
Shareholder prop: food insecurity and tobacco use
create human rights protocols for the co and its suppliers

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Mattel, Incorp	5/12/2010	577 081 102	MAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Apprvl of 2010 equity and l/t comp plan
3 Rat PricewaterhouseCoopers

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Marsh & McLennan	5/20/2000	571 748 102	MMC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat ind reg. pub. /c frm
shareholder prop:
shareholder action by written consent

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Altria Group	5/20/2010	022 09S 103	MO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2 2010 Perf incentive pan
3. Rat ind. Auditors
shareholder prop:
fo insecurity and obacco use
create human rights protocols

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Corp.	5/25/2010	589 33Y 105	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind reg pub a/c firm
3. Prop to adopt the 2010 incentive stk plan
4. Prop to adot the 2010 non-employee
Directors stk opion plan.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Corp.	5/25/2010	589 33Y 105	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Limited Brands, Inc.	5/27/2010	532 716 107	LTD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind. Reg. pub a/c's

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
China Mobile	5/12/2010	169 41M 109	CHL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Receive & Consider the audited fincls & reports	Issuer
of the directors and auditors for year ended 2009
2. To declare a final dividend for the year ended 2009.
3. Directors
4. Re-appoint messrs. KPMG
5. To give a genl mandate to the directors to repurchase
shs in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital.
6. To give a general mandate to the directors to issue, allot and deal w/ additional shs in the company not exceedig 20% of aggregate nominal amount of the existing issued share capital
7. To extend the genl mandate granted to the Directors to issue, allot and deal with shs by the number of shs repurchased.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Chevron Corporation	5/26/2010	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat ind reg pub a/c firm
3. Reduce the percentage of shockholdings
required for stockholder to call for special meetings
Shareholder prop:
appmtn of ind director w/enviornmental expertise
holding equity based comp through retirement
disclosure of payments to host governments
guidelines for country selection
financial risks from climate change
human rights committee

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Royal Dutch Shell	5/18/2010	780 259 206	RDS/A

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Re appointment of auditors
3. Remuneration of auditors
4. Authority to allot shs
5. Disapplication of pre-emption rights
6. Authority to purchase own shs
7. Authority for Scrip dividend scheme
8. Authority for certain donations and expenditure
9. adoption of new articles of association
Shareholder prop:
Shareholder resolution

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Total S. A.	5/21/2010	891 51E 109	TOT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1, Approval of co. fincl statementds	Issuer
2. Approvl of conslidate fincl statements
3. Allocation of earnings, declaration of dividend
4. Agreements covered by Article fo the French Commerical Code
5.Commitments under the French Com Code.
6. Authorization of BOD to trade in shs of the co.
7,8,9,10,11,12. Director vote
13. Renewal of Ernst & Young
13. Renewal of KMPG
15. Appt. of Auditex as alternate auditors
16. Appt. KPMG as alternate auditors
17. Share captial inc w/ preferential subscription rights
18. Share capital increases by public offering w/o pref. subs. Rights
19. Share capital increases inexhge for equity securities contriubted to the co.
20. Share capital inc. by the issuance of common shs reserved to employees
21 Allocation of stock options
a) Amendment of th eArticles of Assoc. concerning the publication of the internal charters for collective investment funds whose assets are more than 0.5% of the capital of the co.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Intel Corporation	5/19/2010	458 140 100	INTC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Youngs
3. Adv. Vote on executive comp.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
R.R. Donnelley	5/20/2010	257 867 101	RRD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat of the co. auditors
Shareholder prop:
to sustainable paper purchasing policy
to limits on chge in ontrol payments.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/20/2010	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
3. Prop.to approve material terms of Performance
cumulative voting
executive officer comp
special shareholder meetins
action by written consent
ind. Chairman of th eboard
employment diversity report
reincorporation in North Dakota

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
McDonalds	5/10/2010	580 135 101	MCD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Approval of ind auditors 2010
Shareholder prop:
executive comp
simple majority vote
the use of controlled atomsophere stunning
the use of cage free eggs.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Telefonica, S.A.	6/2/2010	879 382 208	TEF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Examination/approval of the individual annual accounts,	Issuer/shareholder
the consolidated fincl statements and the management
report of telefonica.
2. Comp of shareholders
3. Authorization for the acquistion of the co. own shs.
4. Delegation to the BOD of the power to issue debentues, bonds, notes and other fixed income securities
5. re election of the auditor for fiscal year 2010
6. Delegation of powers to formalize, interpret, correct
and implement the resolutions adopted by the
general shareholders meeting.

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Taiwan Semi.	6/15/2010	874 039 100	TSM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To accept 2009 business report and fincl statements	issuer
2. o approve the prop for distribution of 2009 profits
3. To revise the article of incorp.
4. To revise the policies and procedures for fincl
derivatives transactions

Hennessy Cornerstone Value
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Vodafone Group	7/27/2010	928 57W 209	VOD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To receive the co. accounts and reports of the directors	issuer
and auditor for the year ended 3/31/10
2. Directors
3. To approve a final dividend
4. To approve the remuneration report
5. To reappoint Deloitte
6. To authorise - audite committee to determine the
remuneration of the auidtors
7. the directors to dis apply reemption rites
8. the company to purchase its own shs
9. To adopt new Articles of Assoc.
10. To authorise the calling of a general meeting
11. To approve the continued operation of the Vodafone shs incentive plan

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Mutual Funds, Inc.

By (Signature and Title)*    /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date     July 14, 2010